Accounts Receivables, Net - Schedule of Movement of Allowance of Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 22,589	$ 3,230	¥ 20,762
Charge to expense	3,288	470	1,827	¥ (2,371)
Ending balance	¥ 25,877	$ 3,700	¥ 22,589	¥ 20,762